Subsequent Events (Details) - USD ($)								3 Months Ended
	Oct. 27, 2023	Jul. 20, 2023	May 26, 2023	May 10, 2023	Apr. 27, 2023	Feb. 28, 2023	Jan. 19, 2023	Mar. 31, 2023	Oct. 03, 2023	Sep. 30, 2023	Sep. 27, 2023	Aug. 18, 2023	Jan. 03, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Line Items]
Public shares exercised (in Shares)		339,914					19,949,665	19,949,665
Trust account		$ 3,800,000					$ 206,500,000	$ 206,500,000
Public share redeemed (in Dollars per share)		$ 11.13					$ 10.35	$ 10.35
Trust account pay		$ 30,170,000					$ 31,500,000	$ 33,058,050		$ 30,733,473				$ 237,987,893	$ 234,604,006
Public shares outstanding (in Shares)		2,710,421					3,050,335	3,050,335
Initial public offering		24 months					21 months
Market value								$ 50,000,000			$ 50,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Public shares exercised (in Shares)	250,000						19,949,665
Trust account	$ 2,830,000						$ 206,500,000
Public share redeemed (in Dollars per share)	$ 11.35						$ 10.35
Trust account pay	$ 27,900,000
Public shares outstanding (in Shares)	2,460,421						3,050,335
Initial public offering							21 months
Trust account					$ 165,000		$ 165,000
Remain in trust account							31,500,000
Amount of drawn and outstanding				$ 400,000
Unsecured promissory note
Subsequent Events [Line Items]
Aggregate amount		$ 180,000
Unsecured promissory note | Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount									$ 90,000
Extension Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding balance						$ 330,000
Forecast [Member]
Subsequent Events [Line Items]
Trust account			$ 165,000
Ananda Trust [Member] | Unsecured promissory note
Subsequent Events [Line Items]
Aggregate amount													$ 500,000
Ananda Trust [Member] | Unsecured promissory note | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate amount				$ 500,000									$ 500,000
Sponsor [Member]
Subsequent Events [Line Items]
Aggregate amount							990,000
Sponsor [Member] | Unsecured promissory note
Subsequent Events [Line Items]
Aggregate amount		$ 180,000										$ 500,000
Sponsor [Member] | Extension Note [Member]
Subsequent Events [Line Items]
Aggregate amount							990,000	$ 990,000		$ 990,000
Sponsor [Member] | Extension Note [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate amount							$ 990,000